Intangible Assets - Amortization expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Amortization expense related to the existing finite-lived intangible assets
2023	$ 129,296
2024	150,855
2025	130,179
2026	126,268
2027	80,415
Thereafter	166,505
Total	783,518
Amortization expense related to intangible assets	$ 39,600	$ 31,900